Note 3 - Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,	June 30,
	2019	2020
	$	$
		(Unaudited)

Office equipment	150	158
Laboratory equipment	114	113
Motor vehicles	23	22
Leasehold improvements	103	114

	390	407
Less: accumulated depreciation	(181)	(213)

Property and equipment, net	209	194